Stock-Based Compensation - Stock Option Activity (Detail) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Stock Options, Beginning Balance	6,080,483	8,363,045
Stock Options, Options granted	400,000	0
Stock Options, Options exercised	(1,272,273)	(1,993,688)
Stock Options, Options forfeited	(211,926)	(41,341)
Stock Options, Options expired		(247,533)
Stock Options, Ending Balance	4,996,284	6,080,483	8,363,045
Stock Options, Vested and Exercisable	4,345,497	3,973,614
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning balance	$ 8.24	$ 6.54
Weighted Average Exercise Price, Options granted		6.21
Weighted Average Exercise Price, Options exercised	1.89	2.06
Weighted Average Exercise Price, Options forfeited	2.23	7.64
Weighted Average Exercise Price, Options expired		1.60
Weighted Average Exercise Price, Outstanding Ending balance	9.96	$ 8.24	$ 6.54
Weighted Average Exercise Price, Vested and Exercisable	$ 10.70
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 14,458	$ 11,998
Aggregate Intrinsic Value, Outstanding, exercised
Aggregate Intrinsic Value, Outstanding, Ending balance	29,746	$ 14,458	$ 11,998
Aggregate Intrinsic Value, Vested and Exercisable	$ 24,333
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	4 years 8 months 12 days	5 years 3 months 18 days	3 years 10 months 24 days
Weighted Average Remaining Contractual Life, Vested and Exercisable	4 years 1 month 6 days